================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2005
                                                        -----------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GLENHILL ADVISORS, LLC
          -------------------------------------
Address:  598 MADISON AVENUE, 12TH FLOOR
          -------------------------------------
          NEW YORK, NEW YORK 10022
          -------------------------------------

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn J. Krevlin
Title:  Managing Member
Phone:  (646) 432-0600

Signature, Place, and Date of Signing:

/s/ GLENN J. KREVLIN               New York, New York       February 14, 2006
-----------------------          ---------------------    -------------------
     [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                              2
                                                           -----------
Form 13F Information Table Entry Total:                        110
                                                           -----------
Form 13F Information Table Value Total:                     1,323,019
                                                           -----------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         Form 13F
No.     File Number                        Name
01       028- 10911                        Glenhill Capital Management, LLC
----    ------------                       --------------------------------
02       028- 10913                        Glenhill Overseas Management, LLC
----    ------------                       --------------------------------

                           FORM 13F INFORMATION TABLE


COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7               COLUMN 8
--------------------- ---------   -----------   --------   -----------------------  ----------    --------           ---------------
                      Title of                    Value    Shares or    Sh/   Put/  Investment     Other     Voting  Authority
   Name of Issuer       Class       CUSIP       (x$1000)     Prn Amt    Prn   call  Discretion    Managers    Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Armstrong Holdings
Inc                               042384 10 7        628      405,322   Sh          Shared-Other      01      Sole
Armstrong Holdings
Inc                               042384 10 7        269      173,546   Sh          Shared-Other      02      Sole
America Movil-Adr
Series L                          02364W 10 5     28,474      973,135   Sh          Shared-Other      01      Sole
America Movil-Adr
Series L                          02364W 10 5     12,192      416,665   Sh          Shared-Other      02      Sole
Boulder Specialty
Brand-Unit                        10153P 20 7     15,754    1,750,500   Sh          Shared-Other      01      Sole
Boulder Specialty
Brand-Unit                        10153P 20 7      6,746      749,500   Sh          Shared-Other      02      Sole
Cabot Corp                        127055 10 1     29,023      810,695   Sh          Shared-Other      01      Sole
Cabot Corp                        127055 10 1     12,426      347,105   Sh          Shared-Other      02      Sole
Central Garden &
Pet Co                            153527 10 6      5,609      122,096   Sh          Shared-Other      01      Sole
Central Garden &
Pet Co                            153527 10 6      2,402       52,278   Sh          Shared-Other      02      Sole
Central European
Media Ent-A                       G20045 20 2     11,646      201,136   Sh          Shared-Other      01      Sole
Central European
Media Ent-A                       G20045 20 2      4,986       86,115   Sh          Shared-Other      02      Sole
Casual Male Retail
Group Inc                         148711 10 4     11,043    1,801,396   Sh          Shared-Other      01      Sole
Casual Male Retail
Group Inc                         148711 10 4      4,728      771,295   Sh          Shared-Other      02      Sole
Coolbrands
International Inc                 222884 4C A     10,169    3,888,292   Sh          Shared-Other      01      Sole
Coolbrands
International Inc                 222884 4C A      3,101    1,185,708   Sh          Shared-Other      02      Sole
The Cooper Cos Inc                216648 40 2      3,897       75,971   Sh          Shared-Other      01      Sole
The Cooper Cos Inc                216648 40 2      1,669       32,529   Sh          Shared-Other      02      Sole
Cosi Inc                          22122P 10 1      4,870      586,803   Sh          Shared-Other      01      Sole
Cost Plus
Inc/California                    221485 10 5     43,122    2,514,408   Sh          Shared-Other      01      Sole
Cost Plus
Inc/California                    221485 10 5     16,224      945,987   Sh          Shared-Other      02      Sole
Cenveo Inc                        15670S 10 5     14,052    1,067,805   Sh          Shared-Other      01      Sole
Cenveo Inc                        15670S 10 5      6,017      457,195   Sh          Shared-Other      02      Sole
Dover Saddlery Inc                260412 10 1      7,171      754,816   Sh          Shared-Other      01      Sole
Dover Saddlery Inc                260412 10 1      3,070      323,184   Sh          Shared-Other      02      Sole
Delphi Corp                       247126 10 5      3,386   11,636,345   Sh          Shared-Other      01      Sole
Delphi Corp                       247126 10 5      1,201    4,125,930   Sh          Shared-Other      02      Sole
Dst Systems Inc                   233326 10 7     29,109      485,878   Sh          Shared-Other      01      Sole
Dst Systems Inc                   233326 10 7     10,539      175,922   Sh          Shared-Other      02      Sole
Design Within Reach
Inc                               250557 10 5     10,152    1,915,389   Sh          Shared-Other      01      Sole
Design Within Reach
Inc                               250557 10 5      3,098      584,611   Sh          Shared-Other      02      Sole
Brinker
International Inc                 109641 10 0     10,016      259,074   Sh          Shared-Other      01      Sole
Brinker
International Inc                 109641 10 0      4,288      110,926   Sh          Shared-Other      02      Sole
Family Dollar Stores              307000 10 9     27,078    1,092,312   Sh          Shared-Other      01      Sole
Family Dollar Stores              307000 10 9     11,594      467,688   Sh          Shared-Other      02      Sole
Flamel
Technologies-Sp Adr               338488 10 9     17,306      916,614   Sh          Shared-Other      01      Sole
Flamel
Technologies-Sp Adr               338488 10 9      5,864      310,594   Sh          Shared-Other      02      Sole
Flowserve Corp                    34354P 10 5     33,377      843,704   Sh          Shared-Other      01      Sole
Flowserve Corp                    34354P 10 5     12,157      307,296   Sh          Shared-Other      02      Sole
1-800-Flowers.Com
Inc-Cl A                          68243Q 10 6     10,201    1,588,825   Sh          Shared-Other      01      Sole
1-800-Flowers.Com
Inc-Cl A                          68243Q 10 6      4,367      680,275   Sh          Shared-Other      02      Sole
Guidant Corp                      401698 10 5      9,068      140,040   Sh          Shared-Other      01      Sole
Guidant Corp                      401698 10 5      3,882       59,960   Sh          Shared-Other      02      Sole
Hythiam Inc                       44919F 10 4      1,077      175,050   Sh          Shared-Other      01      Sole
Hythiam Inc                       44919F 10 4        461       74,950   Sh          Shared-Other      02      Sole
Information
Resources-Rts                     45676E 10 7        106      332,594   Sh          Shared-Other      01      Sole
Information
Resources-Rts                     45676E 10 7         46      142,406   Sh          Shared-Other      02      Sole
Gartner Inc                       366651 10 7     31,764    2,462,344   Sh          Shared-Other      01      Sole
Gartner Inc                       366651 10 7     11,833      917,272   Sh          Shared-Other      02      Sole
Jarden Corp                       471109 10 8     20,419      677,237   Sh          Shared-Other      01      Sole
Jarden Corp                       471109 10 8      8,742      289,963   Sh          Shared-Other      02      Sole
Kohls Corp                        500255 10 4     15,776      324,616   Sh          Shared-Other      01      Sole
Kohls Corp                        500255 10 4      6,755      138,984   Sh          Shared-Other      02      Sole
Kerzner
International Ltd                 P6065Y 10 7     28,311      411,788   Sh          Shared-Other      01      Sole
Kerzner
International Ltd                 P6065Y 10 7     12,121      176,312   Sh          Shared-Other      02      Sole
Liberty Global
Inc-Series C                      530555 30 9     20,040      945,270   Sh          Shared-Other      01      Sole
Liberty Global
Inc-Series C                      530555 30 9      8,580      404,730   Sh          Shared-Other      02      Sole
Lionbridge
Technologies Inc                  536252 10 9      9,161    1,305,010   Sh          Shared-Other      01      Sole
Lionbridge
Technologies Inc                  536252 10 9      2,631      374,750   Sh          Shared-Other      02      Sole
Luminent Mortgage
Capital In                        550278 30 3      3,731      496,873   Sh          Shared-Other      01      Sole
Luminent Mortgage
Capital In                        550278 30 3      1,598      212,734   Sh          Shared-Other      02      Sole
Midas Inc                         595626 10 2      6,545      356,471   Sh          Shared-Other      01      Sole
Midas Inc                         595626 10 2      2,802      152,629   Sh          Shared-Other      02      Sole
Annaly Mortgage
Management                        035710 40 9        766       70,020   Sh          Shared-Other      01      Sole
Annaly Mortgage
Management                        035710 40 9        328       29,980   Sh          Shared-Other      02      Sole
News Corp-Cl A                    65248E 10 4     43,552    2,800,794   Sh          Shared-Other      01      Sole
News Corp-Cl A                    65248E 10 4     18,648    1,199,206   Sh          Shared-Other      02      Sole
Turbochef
Technologies Inc                  900006 20 6      9,107      634,186   Sh          Shared-Other      01      Sole
Turbochef
Technologies Inc                  900006 20 6      1,838      128,014   Sh          Shared-Other      02      Sole
Pep Boys-Manny Moe
& Jack                            713278 10 9     55,053    3,697,325   Sh          Shared-Other      01      Sole
Pep Boys-Manny Moe
& Jack                            713278 10 9     20,180    1,355,275   Sh          Shared-Other      02      Sole
Puradyn Filter
Technologies                      746091 10 7      1,303    1,835,067   Sh          Shared-Other      01      Sole
Puradyn Filter
Technologies                      746091 10 7        531      748,266   Sh          Shared-Other      02      Sole
January 06 Puts On
Aapl Us                           037833 8M E        490        1,401   Sh    Put   Shared-Other      01      Sole
January 06 Puts On
Aapl Us                           037833 8M E        210          599   Sh    Put   Shared-Other      02      Sole
Reader'S Digest
Association                       755267 10 1     46,974    3,086,347   Sh          Shared-Other      01      Sole
Reader'S Digest
Association                       755267 10 1     17,636    1,158,753   Sh          Shared-Other      02      Sole
Regis Corp                        758932 10 7      6,194      160,597   Sh          Shared-Other      01      Sole
Regis Corp                        758932 10 7      2,652       68,756   Sh          Shared-Other      02      Sole
Renovis Inc                       759885 10 6     23,024    1,504,787   Sh          Shared-Other      01      Sole

COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7               COLUMN 8
--------------------- ---------   -----------   --------   -----------------------  ----------    --------           ---------------
                      Title of                    Value    Shares or    Sh/   Put/  Investment     Other     Voting  Authority
   Name of Issuer       Class       CUSIP       (x$1000)     Prn Amt    Prn   call  Discretion    Managers    Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Renovis Inc                       759885 10 6      6,582      430,213   Sh          Shared-Other      02      Sole
Ross Stores Inc                   778296 10 3     26,842      928,794   Sh          Shared-Other      01      Sole
Ross Stores Inc                   778296 10 3     11,493      397,676   Sh          Shared-Other      02      Sole
Restoration
Hardware Inc                      760981 10 0     15,879    2,637,723   Sh          Shared-Other      01      Sole
Restoration
Hardware Inc                      760981 10 0      5,252      872,473   Sh          Shared-Other      02      Sole
Sprint Nextel Corp                852061 10 0      9,614      411,576   Sh          Shared-Other      01      Sole
Sprint Nextel Corp                852061 10 0      4,117      176,224   Sh          Shared-Other      02      Sole
Sherritt
International Corp                280415 8C A        958      110,000   Sh          Shared-Other      02      Sole
Schnitzer Steel
Inds Inc-A                        806882 10 6     35,835    1,171,446   Sh          Shared-Other      01      Sole
Schnitzer Steel
Inds Inc-A                        806882 10 6     13,509      441,625   Sh          Shared-Other      02      Sole
Schwab (Charles)
Corp                              808513 10 5     10,477      714,204   Sh          Shared-Other      01      Sole
Schwab (Charles)
Corp                              808513 10 5      4,486      305,796   Sh          Shared-Other      02      Sole
Sco Group Inc/The                 78403A 10 6      6,571    1,663,558   Sh          Shared-Other      01      Sole
Sco Group Inc/The                 78403A 10 6      1,916      485,124   Sh          Shared-Other      02      Sole
Terra Industries Inc              880915 10 3     12,744    2,275,650   Sh          Shared-Other      01      Sole
Terra Industries Inc              880915 10 3      5,456      974,350   Sh          Shared-Other      02      Sole
Tv Azteca S.A.-Cpo                209691 1M X     29,508   44,812,608   Sh          Shared-Other      01      Sole
Tv Azteca S.A.-Cpo                209691 1M X     12,634   19,187,392   Sh          Shared-Other      02      Sole
Tyco International
Ltd                               902124 10 6     79,277    2,746,946   Sh          Shared-Other      01      Sole
Tyco International
Ltd                               902124 10 6     29,548    1,023,854   Sh          Shared-Other      02      Sole
Visteon Corp                      92839U 10 7      2,192      350,100   Sh          Shared-Other      01      Sole
Visteon Corp                      92839U 10 7        938      149,900   Sh          Shared-Other      02      Sole
January 07 Puts On
Frx Us                            345838 8M F        221        2,101   Sh    Put   Shared-Other      01      Sole
January 07 Puts On
Frx Us                            345838 8M F         94          899   Sh    Put   Shared-Other      02      Sole
Viacom Inc-Class B                92553P 20 1     45,163    1,385,355   Sh          Shared-Other      01      Sole
Viacom Inc-Class B                92553P 20 1     17,592      539,645   Sh          Shared-Other      02      Sole
January 08 Calls On
Tyc Us                            902124 9A E      7,351       10,353   Sh    Call  Shared-Other      01      Sole
January 08 Calls On
Tyc Us                            902124 9A E      2,234        3,147   Sh    Call  Shared-Other      02      Sole
Xerox Corp                        984121 10 3     12,310      840,240   Sh          Shared-Other      01      Sole
Xerox Corp                        984121 10 3      5,270      359,760   Sh          Shared-Other      02      Sole